Derivative financial instruments	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Derivative financial instruments	Note 11: Derivative financial instruments

	At 30 June 2025		At 31 December 2024
	Fair value of assets £m	Fair value of liabilities £m	Fair value of assets £m	Fair value of liabilities £m

Trading and other
Exchange rate contracts	9,911	9,537	10,247	9,172
Interest rate contracts	12,710	9,555	13,436	11,644
Credit derivatives	92	185	87	172
Equity and other contracts	199	299	247	333
	22,912	19,576	24,017	21,321
Hedging
Derivatives designated as fair value hedges	7	300	8	337
Derivatives designated as cash flow hedges	24	3	40	18
	31	303	48	355
Total recognised derivative assets/liabilities	22,943	19,879	24,065	21,676